Cover	May 16, 2025
Cover [Abstract]
Entity Registrant Name	Alterola Biotech, Inc.
Entity Central Index Key	0001442999
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 16, 2025
Entity File Number	333-156091
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-1317032
Entity Address Address Line 1	47 Hamilton Square
Entity Address City Or Town	Birkenhead Merseyside
Entity Address Postal Zip Code	CH41 5AR
City Area Code	+44 151
Local Phone Number	601 9477
Entity Address Country	GB
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false